UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CR
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-10792

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

1    DES MOINES, IA    02/02/2010

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           11
Form 13F Information Table Value Total:           $ 4,709

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  EXXON MOBIL                      COM          30231G102       210     3083 SH        SOLE             3083
  HILLS BANCORPORATION             COM          431643105      2460    50197 SH        SOLE             50197
  INTERNATIONAL BUSINESS MACHINES  COM          459200101       222     1697 SH        SOLE             1697
  JOHNSON & JOHNSON                COM          478160104       287     4452 SH        SOLE             4452
  MCDONALDS CORP                   COM          580135101       211     3374 SH        SOLE             3374
  PEPSICO INC                      COM          713448108       287     4719 SH        SOLE             4719
  PROCTER & GAMBLE                 COM          742718109       289     4774 SH        SOLE             4774
  U S BANCORP                      COM          902973304       305    13554 SH        SOLE             13554
  UNITED TECHNOLOGIES              COM          913017109       202     2912 SH        SOLE             2912
  WELLS FARGO                      COM          949746101       236     8736 SH        SOLE             8736
  TRAVELCENTERS                    COM          JKE174103         0    50000 SH        SOLE             50000